INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
Finite-Lived Intangible Assets, Net [Abstract]
INTANCIBLE ASSETS, NET
NOTE 7	-	INTANGIBLE ASSETS, NET

A.	Intangible assets

As December 31, 2017 and 2016, the remaining balance of intangible assets consists of unamortized balance of patents in an amount of 38,000 and 23,000, respectively.

Amortization and impairment of intangible assets amounted to US$ 9 thousand, US$ 4 thousand  and US$ 430,000 for the years ended December 31, 2017, 2016 and 2015, respectively.  As of December 31, 2017, the estimated aggregate amortization of intangible assets for the next five years is as follows:  2017-3,000 and thereafter – 20,000.

The impairment was included in "other expenses, net" (see Note 13).